Commitments and Contingencies (Details) $ in Thousands					12 Months Ended
	Oct. 26, 2021 plaintiff	Aug. 27, 2021 board_member	May 24, 2021 USD ($)	Apr. 09, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2022					$ 511
2023					407
2024					334
2025					170
Thereafter					0
Total future minimum lease payments					1,422
Rent expense					$ 654	$ 709	$ 779
Termination fee				$ 100
Damages sought (no less than)			$ 10,600	$ 100
McIntosh v. Katapult Holdings, Inc., et all | Pending Litigation
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Number of plaintiffs | plaintiff	7
McIntosh v. Katapult Holdings, Inc., et all | Officer | Pending Litigation | FinServ
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Number of defendants | board_member		2
McIntosh v. Katapult Holdings, Inc., et all | Officer | Pending Litigation | Legacy Katapult
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Number of defendants | board_member		2